SIGNIFICANT CONTRACTS (Details Narrative) - USD ($)							11 Months Ended	12 Months Ended
	Feb. 19, 2025	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Dec. 08, 2023	Dec. 31, 2023	Dec. 31, 2024	Sep. 30, 2025	Mar. 12, 2024
Debt Instrument, Convertible, Conversion Price									$ 10
XCF Global Capital Inc [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 556,401		$ 1,077,444	$ 5,503,633
Stock Issued During Period, Shares, Conversion of Convertible Securities		625,000	2,725,000	2,500,000	5,000,000
Membership Interest Purchase Agreement [Member] | XCF Global Capital Inc [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities						$ 100,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities						88,750,000
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares						20,000,000
Company Support Agreement [Member] | XCF Global Capital Inc [Member]
Debt Instrument, Convertible, Conversion Price										$ 10
Focus Impact Partners [Member]
Other Commitments, Description	Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to June 30, 2025 (pro-rated from February 19, 2025 through and including June 30, 2025)